Share Capital and Share Premium (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	March 31, 2021	December 31, 2020
	(in thousands)
	£	£
Share capital	2,086	2,047
Share premium	141,049	140,890

	143,135	142,937

	March 31, 2021	December 31, 2020
	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	52,162	51,175

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium
	(in thousands)
Fully paid shares:		£	£
Balance at December 31, 2020	51,175	2,047	140,890
Issue of shares on exercise of options	987	39	159

Balance at March 31, 2021	52,162	2,086	141,049